(34) RISK MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2019
Risk Management [Abstract]
Description of electric energy purchases situations	volume of energy contracted above 105% of the energy demanded by consumers and (ii) level of contracts lower than 100% of such demanded energy.
Percentage of sold energy contracted	105.00%